Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Cash Flows From Operating Activities
Net Loss	$ (2,583,433)	$ (3,155,874)	$ (3,765,047)	$ (1,856,315)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	6,334	6,334	8,445	1,865
Amortization of right-of-use assets	55,012
Amortization of debt issuance costs		64,841	67,069	23,370
Amortization of intangible asset	596,496	422,814	621,647
Impairment of software costs				15,330
Deferred income tax benefit	(442,152)	(771,332)	(902,801)
Stock-based compensation	394,164	50,528	74,063
Payments/Reimbursements made directly by an investor in partial satisfaction of their stock subscription receivable	900,000
Net changes in operating assets and liabilities:
Prepaid expenses	37,552	(240,872)	(216,386)	(23,299)
Vendor deposit				227,657
Operating lease liability	(58,999)
Accrued interest	8,587	89,522	94,122	35,693
Accounts payable	(227,241)	29,334	241,416	9,995
Due (from)/to related parties	46,647	(32,393)	40,690	(62,368)
Accrued rent liability				13,284
Accrued expenses	30,374	293,160	28,868	(39,829)
Net cash used in operating activities	(1,236,659)	(3,243,938)	(3,707,914)	(1,654,617)
Cash Flows From Investing Activities
Proceeds from the redemption of certificates of deposit				1,019,294
Purchase of property and equipment				(20,622)
Purchase of intangible asset		(1,782)	(20,500)
Acquisition costs related to the CoNCERT intangible asset			(1,782)
Cash received in a reverse acquisition transaction				6,280
Purchase of software license		(20,500)
Net cash used in investing activities		(22,282)	(22,282)	1,004,952
Cash Flows From Financing Activities
Net proceeds from issuance of common stock		2,965,095	2,874,687
Proceeds from issuance of senior convertible notes				2,580,000
Transaction costs incurred on Senior Convertible Notes		(4,742)	(82,502)	(154,800)
Payment of placement agent and legal fees associated with clinical funding commitment		(117,339)	(168,457)
Net cash provided by financing activities		2,843,014	2,623,728	2,425,200
Net (Decrease)/Increase in Cash and Cash Equivalents	(1,236,659)	(423,206)	(1,106,468)	1,775,535
Cash and Cash Equivalents - Beginning	1,740,961	2,847,429	2,847,429	1,071,894
Cash and Cash Equivalents - End	504,302	2,424,223	1,740,961	2,847,429
Supplemental Cash Flow Information:
Cash paid for interest
Cash Paid for income taxes
Non-Cash Investing and Financing Activities:
Right-of-use asset obtained in exchange for operating lease liability	(293,198)
Reduction in deferred lease liability	(9,963)
Operating lease liability	303,161
Recognize the exclusive license intangible asset acquired from CoNCERT		(11,037,147)	(11,037,147)
Recognize deferred tax liability for basis difference of Intangible asset		3,037,147	3,037,147
Recognize additional paid-in capital for consideration paid from the transfer of 2,090,301 common shares of Processa released by Promet to CoNCERT for Processa		8,000,000	8,000,000
Cash paid for intangible license asset acquired from CoNCERT
Net
Conversion of Senior Convertible Debt and related accrued interest into shares of common stock and warrants	258,930	2,395,111	2,395,111
Common stock and stock purchase warrants issued in connection with a clinical trial funding commitment	(900,000)	1,800,000	1,800,000
Assumption of liabilities related to the reverse merger transaction				44,030
Less: issuance of common stock related to the reverse merger transaction				(37,750)
Cash received related to the net liabilities assumed in the reverse merger transaction				$ 6,280